Accumulated Balances of Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (8,379)	$ 14,351	$ (72)
Net current period change	5,651	(16,848)	20,722
Reclassification adjustments for gains reclassified into income	(875)	(5,665)	(6,299)
Deconsolidation of subsidiaries		(217)
Ending balance	(3,603)	(8,379)	14,351
Foreign currency items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(22,770)	(24,367)	(22,554)
Net current period change	(801)	1,814	(1,813)
Reclassification adjustments for gains reclassified into income	864
Deconsolidation of subsidiaries		(217)
Ending balance	(22,707)	(22,770)	(24,367)
Unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	14,406	38,410	22,243
Net current period change	6,437	(18,339)	22,466
Reclassification adjustments for gains reclassified into income	(1,739)	(5,665)	(6,299)
Ending balance	19,104	14,406	38,410
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(15)	308	239
Net current period change	15	(323)	69
Ending balance		$ (15)	$ 308